SERIES B MANDATORILY REDEEMABLE PREFERRED STOCK (Detail)		3 Months Ended		12 Months Ended
	Aug. 01, 2019 USD ($)	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Aug. 01, 2017 Property	Dec. 31, 2015 shares
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Interest expense		$ 2,553,846	$ 2,545,203	$ 10,649,646	$ 13,041,016
Extension options | Property						2
Term of extension options	1 year
Preferred stock redemption extension fee paid	$ 307,000
Total unamortized deferred stock costs				$ 1,066,000	$ 1,427,000
Redeemable Convertible Preferred Stock Series B
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Number of shares redeemed (in shares) | shares				16,900	13,800
Number of shares redeemed, value				$ 16,900,000	$ 13,800,000
Preferred stock shares outstanding (in shares) | shares		0		0	16,900
Interest expense			$ 61,000	$ 122,000	$ 147,000
Total unamortized deferred costs		$ 0		$ 0
Preferred stock shares issued (in shares) | shares				0	16,900		35,000
Deferred financing costs				$ 3,100,000
Total unamortized deferred stock costs				0	$ 122,000
Redeemable preferred stock				$ 0